Taxation - Gross Movement on the Deferred Income Tax Account (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Changes in deferred tax liability (asset) [abstract]
Beginning of period	$ (314,829)	$ (366,554)
Exchange differences	7,784	(165,352)
Effect of fair value valuation for farmlands	(26,127)	142,514
Disposal of farmland (Note 20)	0	2,080
Tax charge relating to cash flow hedge	0	(7,973)
Others	3,048	1,574
Income tax benefit	6,186	47,993
End of period	$ (323,938)	(345,718)
Reclassification adjustments on cash flow hedges, before tax		$ (28,224)